Equity (Details) $ in Thousands	10 Months Ended
Nov. 12, 2020 USD ($) item
Class of Stock [Line Items]
Number of classes of LLC interests of the predecessor | item	1
Al Yousuf
Class of Stock [Line Items]
Equity interest in predecessor (in percent)	100.00%
Receivables from the predecessor waived | $	$ 16,847